UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Emerging Sovereign Group LLC

Address:    101 Park Avenue
            48th Floor
            New York, NY 10178

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       J. Kevin Kenny, Jr.
Title:      Managing Member
Phone:      (212) 984-5761

Signature, Place and Date of Signing:


/s/ J. Kevin Kenny, Jr.             New York, NY              February 11, 2010
--------------------------   ------------------------   ------------------------
 [Signature]                        [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $152,751
                                      (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2009
COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COL 7          COLUMN 8

                                                          VALUE     SHS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT PRN CALL  DISCRETION  MGRS   SOLE    SHARED    NONE
--------------                --------------   ------     --------  ------- --- ----  ----------  ----   -----   ------    ----
7 DAYS GROUP HLDGS LTD        ADR              81783J101     404     32,337 SH        SOLE        NONE    32,337
CENTRAL EUROPEAN DIST CORP    COM              153435102   6,901    242,900 SH        SOLE        NONE   242,900
CHANGYOU COM LTD              ADS REP CL A     15911M107  19,124    575,856 SH        SOLE        NONE   575,856
CNINSURE INC                  SPONSORED ADR    18976M103   8,586    427,582 SH        SOLE        NONE   427,582
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102  12,799    282,350 SH        SOLE        NONE   282,350
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302   5,896    222,320 SH        SOLE        NONE   222,320
E HOUSE CHINA HLDGS LTD       ADR              26852W103  10,862    599,470 SH        SOLE        NONE   599,470
GENPACT LIMITED               SHS              G3922B107   2,765    185,581 SH        SOLE        NONE   185,581
GOOGLE INC                    CL A             38259P508  12,769     20,596 SH        SOLE        NONE    20,596
MASTERCARD INC                CL A             57636Q104  23,106     90,266 SH        SOLE        NONE    90,266
MEAD JOHNSON NUTRITION CO     COM CL A         582839106  16,789    384,177 SH        SOLE        NONE   384,177
MONSANTO CO NEW               COM              61166W101   5,776     70,660 SH        SOLE        NONE    70,660
PRICELINE COM INC             COM NEW          741503403   8,309     38,041 SH        SOLE        NONE    38,041
SOHU COM INC                  COM              83408W103  10,305    179,904 SH        SOLE        NONE   179,904
YUM BRANDS INC                COM              988498101   8,360    239,060 SH        SOLE        NONE   239,060



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